Note 6 - Intangible Assets (Details Textual) - USD ($)		12 Months Ended
	Mar. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Purchase of intangible assets		$ 1,000,000		$ 116,276
Licences [member] | Yamaguchi University [member]
Statement Line Items [Line Items]
Purchase of intangible assets				$ 100,000
Licences [member] | Galderma [member]
Statement Line Items [Line Items]
Purchase of intangible assets	$ 1,000,000